BUSINESS COMBINATION - ACQUISITION OF GAOQIAO BRANCH OF SAMC (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Jun. 01, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Non-controlling interests		¥ 139,251	¥ 126,770
Gaoqiao Petrochemical Company Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		45.00%
Sinopec Assets Management Corporation ("SAMC") | Gaoqiao Petrochemical Company Limited
Disclosure of detailed information about business combination [line items]
Non-controlling interests	¥ 2,137
Gaoqiao Petrochemical Company Limited
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	55.00%
Gaoqiao Petrochemical Company Limited | Sinopec Assets Management Corporation ("SAMC")
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries	¥ 100
Proportion of ownership interests held by non-controlling interests	45.00%